UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
September 30, 2017 (Unaudited)
	Shares		Value
COMMON STOCKS - 53.00%
Aerospace & Defense - 5.41%
BAE Systems PLC (a)	592,524		$5,013,989
Lockheed Martin Corp.	19,359		6,006,904
Northrop Grumman Corp.	22,217		6,392,275
Raytheon Co.	46,266		8,632,310
			26,045,478
Auto Components - 1.13%
Continental AG (a)	21,470		5,449,335
Building Products - 2.69%
Fortune Brands Home & Security, Inc.	58,887		3,958,973
Masco Corp.	104,774		4,087,234
TOTO Ltd. (a)	116,686		4,915,278
			12,961,485
Chemicals - 4.27%
BASF SE (a)	33,545		3,569,781
Potash Corp. of Saskatchewan, Inc. (a)	162,454		3,125,615
Sociedad Quimica y Minera de Chile SA - ADR (c)	164,958		9,181,563
The Sherwin-Williams Co.	13,055		4,674,212
			20,551,171
Electrical Equipment - 1.26%
Rockwell Automation, Inc.	34,029		6,064,308
Electronic Equipment, Instruments & Components - 2.16%
Keyence Corp. (a)	19,562		10,387,287
Energy Equipment & Services - 0.76%
Schlumberger Ltd. (a)	52,597		3,669,167
Food & Staples Retailing - 3.25%
Costco Wholesale Corp.	51,570		8,472,435
Wal-Mart Stores, Inc.	91,787		7,172,236
			15,644,671
Health Care Equipment & Supplies - 2.12%
Intuitive Surgical, Inc. (b)	9,754		10,201,513
Hotels, Restaurants & Leisure - 0.92%
Dalata Hotel Group PLC (a)(b)	678,518		4,434,706
Household Durables - 7.60%
DR Horton, Inc. (c)	310,705		12,406,450
Lennar Corp. - Class A	131,201		6,927,413
PulteGroup, Inc.	340,958		9,318,382
Sony Corp. - ADR (c)	152,282		5,686,210
Sony Corp. (a)	59,759		2,223,072
			36,561,527
Industrial Conglomerates - 6.23%
3M Co.	52,517		11,023,318
Honeywell International, Inc.	37,702		5,343,882
Siemens AG (a)	96,511		13,596,633
			29,963,833
Internet Software & Services - 1.67%
Facebook, Inc. - Class A (b)	47,146		8,055,837
Metals & Mining - 4.55%
AK Steel Holding Corp. (b)	659,860		3,688,618
BHP Billiton Ltd. - ADR (c)	189,757		7,690,851
Southern Copper Corp.	159,378		6,336,869
Steel Dynamics, Inc.	121,574		4,190,656
			21,906,994
Real Estate Management & Development - 0.88%
The St. Joe Co. (b)	224,439		4,230,675
Road & Rail - 1.88%
Norfolk Southern Corp.	68,398		9,044,952
Semiconductors & Semiconductor Equipment - 1.07%
Intel Corp.	134,643		5,127,205
Software - 2.06%
Microsoft Corp.	103,018		7,673,811
Splunk, Inc. (b)	33,311		2,212,850
			9,886,661
Specialty Retail - 3.09%
Industria de Diseno Textil SA (a)	201,775		7,603,824
Ross Stores, Inc.	112,791		7,282,915
			14,886,739
TOTAL COMMON STOCKS (Cost $154,706,968)			255,073,544

PREFERRED STOCKS - 1.33%
Banks - 1.33%
Itau Unibanco Holding SA - ADR, 4.281%	467,361		6,402,846
TOTAL PREFERRED STOCKS (Cost $5,733,346)			6,402,846

EXCHANGE-TRADED FUNDS - 34.16%
iShares MSCI Brazil Capped ETF	195,641		8,156,273
iShares MSCI Emerging Markets ETF (c)	954,561		42,773,878
iShares MSCI Mexico Capped ETF (c)	378,518		20,670,868
iShares MSCI South Korea Capped ETF (c)	376,687		26,014,004
iShares MSCI Taiwan Capped ETF (c)	443,918		16,025,440
iShares U.S. Home Construction ETF (c)	357,442		13,060,931
SPDR S&P Homebuilders ETF	184,859		7,361,085
SPDR S&P Oil & Gas Exploration & Production ETF	197,281		6,725,309
SPDR S&P Regional Banking ETF (c)	303,521		17,227,852
VanEck Vectors Gold Miners ETF	278,813		6,401,547
TOTAL EXCHANGE-TRADED FUNDS (Cost $130,549,163)			164,417,187

PURCHASED OPTIONS - 0.33%	Number of Contracts (100 shares per contract)	Notional Amount
Put Options - 0.14%
Amazon.com, Inc., Expires 11/17/17, Exercise Price $980.00	150	$14,420,250	676,125
Capped Options - 0.19%
CAP-- US CPI Urban Consumers NAS (d)	4,400,000	800,000,000	925,600
TOTAL PURCHASED OPTIONS (Cost $5,022,235)			1,601,725

SHORT-TERM INVESTMENTS - 9.30%	Shares
Money Market Fund - 9.30%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.910% (e)	44,768,382		44,768,382
TOTAL SHORT-TERM INVESTMENTS (Cost $44,768,382)			44,768,382

Total Investments (Cost $340,780,094) - 98.12%			472,263,684
Other Assets in Excess of Liabilities - 1.88%			8,986,291
TOTAL NET ASSETS - 100.00%			$481,249,975

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All of a portion of this security is pledged as collateral for forwards, securities sold short, swap contracts and written options with an aggregate fair value of $114,014,470.
(d)	See Schedule of Purchased Capped Options for details.
(e)	Seven day yield as of September 30, 2017.

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
CPI	Consumer Price Index
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NAS	Not Adjusted Seasonally
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MARKETFIELD FUND
Schedule of Securities Sold Short
September 30, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - 28.35%
COMMON STOCKS - 3.62%
Banks - 0.86%
Signature Bank/New York NY	(32,503)	$(4,161,684)
Capital Markets - 2.21%
BlackRock, Inc.	(10,150)	(4,537,964)
Eaton Vance Corp.	(53,349)	(2,633,840)
Invesco Ltd. (a)	(54,631)	(1,914,270)
T Rowe Price Group, Inc.	(16,899)	(1,531,894)
		(10,617,968)
Health Care Providers & Services - 0.55%
Laboratory Corp of America Holdings	(17,450)	(2,634,427)
TOTAL COMMON STOCKS (Proceeds $15,519,666)		(17,414,079)
EXCHANGE-TRADED FUNDS - 17.06%
Consumer Staples Select Sector SPDR Fund	(494,388)	(26,687,064)
Health Care Select Sector SPDR Fund	(232,450)	(18,998,139)
iShares U.S. Real Estate ETF	(213,271)	(17,036,087)
Utilities Select Sector SPDR Fund	(365,690)	(19,399,855)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $77,454,367)		(82,121,145)
MASTER LIMITED PARTNERSHIPS - 1.00%
The Blackstone Group LP	(144,517)	(4,822,532)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $5,117,659)		(4,822,532)
REAL ESTATE INVESTMENT TRUSTS - 6.67%
Apartment Investment & Management Co. - Class A	(58,270)	(2,555,722)
AvalonBay Communities, Inc.	(26,181)	(4,671,214)
Boston Properties, Inc.	(29,646)	(3,642,901)
Equity Residential	(55,441)	(3,655,225)
Essex Property Trust, Inc.	(8,413)	(2,137,155)
GGP, Inc.	(114,616)	(2,380,574)
SL Green Realty Corp.	(56,366)	(5,711,003)
The Macerich Co.	(66,089)	(3,632,912)
Vornado Realty Trust	(48,277)	(3,711,536)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $32,491,003)		(32,098,242)
Total Securities Sold Short (Proceeds $130,582,695)		$(136,455,998)

Percentages are stated as a percent of net assets.

(a) Foreign issued security.

Marketfield Fund
Schedule of Options Written
September 30, 2017 (Unaudited)

WRITTEN OPTIONS
	Number of Contracts (100 shares per Contract)	Notional Amount	Value

Call Options Written
Amazon.com, Inc., Expires 11/17/17, Exercise Price $985.00	(150)	$(14,420,250)	$(395,700)
Total Options Written (Premiums Received $601,395)			$(395,700)

Marketfield Fund
Schedule of Purchased Capped Options
September 30, 2017 (Unaudited)

Description	Counterparty (Issuer)	Strike Price	Floating Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/ (Depreciation)
CAP-- US CPI Urban Consumers NAS	Morgan Stanley Capital Services	2.00%	Max of Inflation adjustment less (1+2%2), or $0	9/6/2018	$800,000,000	$4,400,000	$925,600	$(3,474,400)
Total net unrealized appreciation (depreciation) on Purchased Capped Options								$(3,474,400)

CPI - Consumer Price Index
NAS - Not Adjusted Seasonally

Marketfield Fund
Schedule of Open Forward Foreign Currency Contracts
September 30, 2017 (Unaudited)

SALES CONTRACTS:
		Amount Of Currency	Amount Of Currency
	Forward Settlement	To Be Received	To Be Delivered	Unrealized
Counterparty	Date	In Local Currency	In Local Currency	Appreciation/(Depreciation)
Merrill Lynch	12/6/2017	USD 8,008,149	AUD 874,730,116	$208,845
$208,845

AUD- Australian Dollar
USD- U.S. Dollar

Marketfield Fund
Schedule of Total Return Swaps
September 30, 2017 (Unaudited)

Counterparty	Reference Entity (a)	Maturity Date	Pay/Receive Total Return on Reference Entity	Financing Rate	Payment Frequency	Notional Amount	Value Unrealized Appreciation (Depreciation)*
Long Total Return Swaps
Bank of America Merrill Lynch	CSI 300 Net Total Return Index (a)	10/09/2018	Pay	2.766%	Monthly	$15,017,636	$(275,901)
Bank of America Merrill Lynch	Euro STOXX Banks Index Future (a)	12/15/2017	Pay	–%	Quarterly	27,565,337	504,347
Total net unrealized appreciation (depreciation) on total return swaps							$228,446

*Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

(a) Foreign issued security.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$340,780,094
Gross unrealized appreciation on forwards	208,845
Gross unrealized appreciation on swaps	504,347
Gross unrealized appreciation on investments	136,227,374
Gross unrealized appreciation on short positions	2,327,424
Gross unrealized appreciation on options	259,585
Gross unrealized depreciation on swaps	(275,901)
Gross unrealized depreciation on investments	(1,323,274)
Gross unrealized depreciation on short positions	(8,200,727)
Gross unrealized depreciation on options	(3,474,400)
Net unrealized appreciation	$126,253,273

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fical year. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the
Fund generally considers to be the principal exchange on which the stock is traded.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock
Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the
“composite market” for the day such security is being valued and will generally be classified as Level 2. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-
the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supported by a Pricing Service. Pricing Services may use valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Quotations will be valued at the mean between the bid and the offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Over-the-counter option contracts on securities, currencies and other financial instruments with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the
Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$255,073,544	$-	$-	$255,073,544
Exchange-Traded Funds	164,417,187	-	-	164,417,187
Preferred Stocks	6,402,846		-	6,402,846
Purchased Options	-	1,601,725	-	1,601,725
Short-Term Investments	44,768,382	-	-	44,768,382
Total Assets	$470,661,959	$1,601,725	$-	$472,263,684

Liabilities:
Securities Sold Short
Common Stock	$(17,414,079)	$-	$-	$(17,414,079)
Exchange-Traded Funds	(82,121,145)	-	-	(82,121,145)
Master Limited Partnerships	(4,822,532)	-	-	(4,822,532)
Real Estate Investment Trusts	(32,098,242)	-	-	(32,098,242)

Total Securities Sold Short	(136,455,998)	-	-	(136,455,998)
Written Options	(395,700)		-	(395,700)
Total Liabilities	$(136,851,698)	$-	$-	$(136,851,698)

Other Financial Instruments(2)
Forwards	$-	$208,845	$-	$208,845
Swaps	-	228,446	-	228,446
Total Other Financial Instruments	$-	$437,291	$-	$437,291

(1) See the Schedule of Investments for industry classifications.
(2) Reflected at the net unrealized depreciation on the contracts held.

The Fund did not invest in any Level 3 securities during the period ended September 30, 2017. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts

The fair value of derivative instruments as reported within this Schedule of Investments as of September 30, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Equity Contracts - Options	Investments, at value	$676,125	Written options, at value	$395,700
Interest Rate Contracts - Options	Investments, at value	925,600
Equity Contracts - Swaps	Unrealized appreciation on swap contracts	504,347	Unrealized depreciation on swap contracts	275,901
Foreign Exchange Contracts - Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	208,845	Unrealized depreciation on forward foreign currency contracts	-

Total		$2,314,917		$671,601

The effect of derivative instruments on income for the period January 1, 2017 through September 30, 2017 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Forward Foreign Exchange Contracts	$-	$-	$-	$-	$(337,000)	$(337,000)
Equity Contracts	2,512,689	1,079,263	(507,414)	7,908,028	-	10,992,566
Interest Rate Contracts	-	-	-	-	-	-
Credit Contracts	-	-	-	(5,060,348)	-	(5,060,348)
Total	$2,512,689	$1,079,263	$(507,414)	$2,847,680	$(337,000)	$5,595,218

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Forward Foreign Exchange Contracts	$-	$-	$-	$-	$(286,500)	$(286,500)
Equity Contracts	(3,871,924)	335,712	-	569,353	-	(2,966,859)
Credit Contracts	-	-	-	4,564,181	-	4,564,181
Interest Rate Contracts	(7,199,200)	-	-	-	$-	(7,199,200)
Total	$(11,071,124)	$335,712	$-	$5,133,534	$(286,500)	$(5,888,378)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/John Buckel
  John Buckel, President

Date  11/20/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/John Buckel
John Buckel, President

Date  11/20/2017

By (Signature and Title)*  /s/Jennifer Lima
Jennifer Lima, Treasurer

Date  11/20/2017

* Print the name and title of each signing officer under his or her signature.